7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Buildings and Leasehold improvements	$ 74,190	$ 74,855
Furniture and fixtures	7,366	6,912
Machinery and equipment	6,181	6,238
Company automobiles	1,603	1,721
Total	89,340	89,726
Less: accumulated depreciation and amortization	(9,182)	(7,472)
Property, equipment and leasehold improvements, net	$ 80,158	$ 82,254